Subsequent Event: (Details Text) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 03, 2012
Percent of notes held by large note holders		88.00%
Percent of notes held by other note holders		12.00%
Debt instrument description	For each $1,000 in principal amount, plus any accrued and unpaid interest on the notes through the date on which the Restructuring is consummated: $700 principal amount of notes were exchanged for: (i) $200.00 in cash, (ii) 147.06 Common Shares, (iii) a pro rata portion of the aggregate 5% Contingent Value Right (“CVR”); and (iv) a minimum fee of $500,000 up to $1 million payable based on the percent of Other Note Holders that elect to participate in this Restructuring which is payable to each holder based on a pro rata percentage of notes restructured. $300 principal of notes remain outstanding and represent the same continuing indebtedness, subject to certain amended terms including: (i) maturity date is June 29, 2014; (ii) convertible into 250 shares of Common Stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company’s mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon. The CVR entitles each Large Note holder to receive, net of certain deductions (including income tax calculation), a pro rata portion of an aggregate amount of 5% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data.
Payment for change of control waiver	$ 350,000